CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, value at Jun. 30, 2013	$ 41,955,717	$ (40,290,079)	$ 1,710,189
Common stock issued for services rendered to the Company, value			0
Advance proceeds from private placement of common stock	50,000		50,000
Stock-based compensation, amount	141,033		141,033
Net loss		(1,160,638)	(1,160,638)
Ending balance, value at Jun. 30, 2014	42,146,750	(41,450,717)	740,584
Proceeds from private placement of common stock, net of issuance costs of $127,512, value	835,607		852,779
Common stock issued for services rendered to the Company, value	124,468		126,643
Stock-based compensation, amount	125,675		125,675
Net loss		(1,178,793)	(1,178,793)
Ending balance, value at Jun. 30, 2015	$ 43,232,500	$ (42,629,510)	$ 666,888
Common stock issued for services rendered to the Company, shares			0
Common stock issued for services rendered to the Company, value			$ 0
Net loss			(381,890)
Ending balance, value at Sep. 30, 2015			$ 385,321